Organization and Description of the Company (Details) (USD $)	7 Months Ended			12 Months Ended			0 Months Ended		7 Months Ended			7 Months Ended						0 Months Ended			0 Months Ended				0 Months Ended
	Dec. 31, 2013	Jun. 10, 2013	Dec. 31, 2012	Dec. 31, 2013 Common Class A First Allied Holdings, Inc.	Dec. 31, 2013 RCAP Holdings, LLC	Jun. 10, 2013 RCAP Holdings, LLC	Sep. 25, 2013 RCAP Holdings, LLC First Allied Holdings, Inc.	Sep. 25, 2013 RCAP Holdings, LLC First Allied Holdings, Inc.	Dec. 31, 2013 Majority Shareholder Common Class B	Dec. 31, 2013 Majority Shareholder Unclassified Stock	Jun. 13, 2013 IPO	Dec. 31, 2013 IPO Common Class A	Jun. 10, 2013 IPO Common Class A	Jun. 10, 2013 IPO Common Class B	Sep. 25, 2013 Secured Debt RCAP Holdings, LLC First Allied Holdings, Inc.	Sep. 25, 2013 First Allied notes Secured Debt RCAP Holdings, LLC First Allied Holdings, Inc.	Nov. 01, 2011 First Allied notes Secured Debt RCAP Holdings, LLC First Allied Holdings, Inc.	Jun. 30, 2014 Subsequent Event First Allied Holdings, Inc.	Jun. 10, 2014 Subsequent Event Common Class A	Jun. 30, 2014 Subsequent Event Common Class A First Allied Holdings, Inc.	Jun. 30, 2014 Subsequent Event RCAP Holdings, LLC First Allied Holdings, Inc.	Jan. 15, 2014 Subsequent Event RCAP Holdings, LLC First Allied Holdings, Inc.	Jun. 30, 2014 Subsequent Event RCAP Holdings, LLC First Allied Holdings, Inc.	Jan. 15, 2014 Subsequent Event RCAP Holdings, LLC First Allied Holdings, Inc.	Jun. 30, 2014 Subsequent Event RCAP Holdings, LLC Common Class A First Allied Holdings, Inc.
Subsidiary, Sale of Stock [Line Items]
Share Price (in dollars per share)													$ 0.001	$ 0.001
Issuance of common stock, shares				11,264,929								2,500,000							19,000,000
Share price per share issued											$ 20		$ 20.00
Proceeds from initial public offering												$ 43,600,000
Shares received in reorganization									24,000,000
Unclassified Shares Received										100
Minority ownership percent in operating subsidiaries	9.40%	9.40%
Ownership interest by Parent of Subsidiaries					90.60%	100.00%
Business acquisition, equity interest issued, number of shares																									11,264,929
Business acquisition, cost of acquired entities throughout period, purchase price							177,000,000															177,000,000
Total consideration							145,000,000														271,200,000	145,000,000
Convertible notes, face value															26,000,000	32,000,000	32,000,000
Equity interests value assigned																								207,500,000
Notes payable and long-term debt								7,000,000
Debt carrying amount acquired								37,500,000
Issuance of common stock	43,627,000																	239,200,000
Acquisition share price (in dollars per share)																				$ 21.23
Goodwill	79,986,000 [1]		0																				94,200,000
Total fair value excluding goodwill, intangible assets, and deferred tax liability								$ 137,200,000

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.